Schedule of wholly owned subsidiaries (Details)	12 Months Ended
Jan. 31, 2019
320204 US Holdings Corp.
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Percentage Ownership	100.00%
Functional Currency	USD
Principal Activity	Holding Company
320204 Oregon Holdings Corp.
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Percentage Ownership	100.00%
Functional Currency	USD
Principal Activity	Holding Company
320204 Nevada Holdings Corp.
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Percentage Ownership	100.00%
Functional Currency	USD
Principal Activity	Holding Company
Eco Firma Farms, LLC
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Percentage Ownership	100.00%
Functional Currency	USD
Principal Activity	Cannabis producer
Silver State Cultivation LLC
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Percentage Ownership	100.00%
Functional Currency	USD
Principal Activity	Cannabis producer
Silver State Relief LLC
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Percentage Ownership	100.00%
Functional Currency	USD
Principal Activity	Cannabis retailer
Megawood Enterprises Inc.
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Percentage Ownership	100.00%
Functional Currency	USD
Principal Activity	Cannabis retailer
Workforce Concepts 21, Inc.
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Percentage Ownership	100.00%
Functional Currency	USD
Principal Activity	Payroll and benefits services